Goldman Sachs Strategic International Equity Fund
Goldman Sachs Strategic International Equity Fund—Summary
Investment Objective
The Goldman Sachs Strategic International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 51 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-112 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Strategic International Equity Fund		Class A	Class B	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") may be imposed on Class A Shares redeemed within 18 months of purchase if the shares were purchased at NAV and a one-time commission was paid by the Distributor to the Authorized Institution. A CDSC is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Strategic International Equity Fund		Class A	Class B	Class C	Institutional	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses	[1]	0.77%	0.77%	0.77%	0.62%	0.77%	0.76%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.88%	2.63%	2.63%	1.48%	1.63%	2.12%
Expense Limitation	[3]	(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.54%)
Total Annual Fund Operating Expenses	[2][4][5]	1.33%	2.08%	2.08%	0.93%	1.08%	1.58%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
[5]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Strategic International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	678	1,059	1,463	2,590
Class B Shares	711	1,066	1,547	2,743
Class C Shares	311	766	1,347	2,925
Institutional Shares	95	415	757	1,724
Class IR Shares	110	461	836	1,889
Class R Shares	161	613	1,091	2,411

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Strategic International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	211	766	1,347	2,743
Class C Shares	211	766	1,347	2,925

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2013 was 102% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to invest in companies with public stock market capitalizations that are larger than $500 million at the time of investment, and in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund is “strategic” in that it provides investors with access to the long term investment opportunity of the international markets.

The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ‘09 +20.71% Worst Quarter Q3 ‘08 –22.26%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Average Annual Total Returns Goldman Sachs Strategic International Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	16.38%	10.87%	(0.93%)	Jun. 25, 2007
Class A Shares Returns After Taxes on Distributions	16.29%	10.74%	(2.02%)	Jun. 25, 2007
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.56%	8.88%	(0.08%)	Jun. 25, 2007
Class A Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	0.43%	Jun. 25, 2007
Class B Shares	17.13%	10.97%	(0.85%)	Jun. 25, 2007
Class B Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	0.43%	Jun. 25, 2007
Class C Shares	21.18%	11.28%	(0.82%)	Jun. 25, 2007
Class C Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	0.43%	Jun. 25, 2007
Institutional Shares	23.64%	12.54%	0.31%	Jun. 25, 2007
Institutional Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	0.43%	Jun. 25, 2007
Class IR Shares	23.43%	12.48%	(0.97%)	Nov. 30, 2007
Class IR Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	(0.09%)	Nov. 30, 2007
Class R Shares	22.78%	11.83%	(1.53%)	Nov. 30, 2007
Class R Shares Morgan Stanley Capital International (MSCI) EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.78%	12.43%	(0.09%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.